Stock Based Compensation (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock may be issued			1,077,704
Number of shares remained available for future grant			75,724,481	103,712,932
Number of options to purchase common stock			6,472,725
Unrecognized compensation expense			$ 11.5
Weighted average period expected of recognition			1 year 6 months
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock may be issued			21,177,295
Number of shares remained available for future grant			19,511,916
Threshold percentage			100.00%
2021 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock may be issued	3,435,748
Number of shares remained available for future grant			3,435,748
Percent Of Increase Of Outstanding Number Of Common Stock	1.00%
2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock may be issued			0	21,478,603
Number of shares remained available for future grant			0	979,429
Vesting period			4 years
Number of options to purchase common stock			6,472,725
Maximum | 2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock option			10 years
Maximum | 2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock option			10 years
Threshold percentage			100.00%
Options to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options to purchase common stock		2,552,913
Unvested Stock Options and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense			$ 13.1
Weighted average period expected of recognition			1 year 8 months 12 days